Mortgage Notes Payable	12 Months Ended
Dec. 31, 2017
Mortgage Notes Payable

(16)	Mortgage Notes Payable
In 2004, the Company obtained an $80,000 mortgage loan from an unrelated third-party for the Company’s headquarters. In 2005, the Company agreed to enter into a separate loan agreement with the same counterparty in conjunction with the construction of an addition to the Company’s headquarters of $65,000. This loan was funded in 2006 and combined with the existing mortgage. As of December 31, 2017 and 2016, the combined loan had a balance of $68,628 and $76,916, respectively. This 20 year, fully amortizing loan has an interest rate of 5.52%, with a maturity date of August 1, 2024. The level principal and interest payments are made monthly. The loan allows for prepayment; however, it is accompanied by a make-whole provision. The proceeds of this mortgage were used to pay off a floating rate construction loan that the Company used to finance the acquisition of property for, and construction of, the Company’s headquarters.
Interest expense for all loans is $4,002, $4,449, and $4,871 in 2017, 2016, and 2015, respectively, and is presented in General and administrative expenses in the Consolidated Statements of Operations.
The future principal payments required under the loan are as follows:

2018	$8,758
2019	9,254
2020	9,778
2021	10,332
2022	10,918
2023 and beyond	19,588
Total	$68,628